SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Research and development expenses	$ 51,000	$ 316,129	$ 78,000	$ 604,771	$ 1,149,209	$ 1,277,768
Discount to market price rate	25.00%		25.00%
2021 Notes [Member]
Short-Term Debt [Line Items]
Market price					$ 0.15
Common stock shares issued upon conversion of debt					16,336,608
Shares issued upon exercise of warrants					1,342,030
Shares issued upon exercise of outstanding options					335,000
Principal and unpaid interest					$ 2,123,759
Debt conversion, description					The 2021 1-year notes (the “2021 Notes”), extended thorough May 2023, have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) if the market price at the date of conversion is below $0.13, the conversion price will be reduced with 120% of the price difference.
New Notes [Member]
Short-Term Debt [Line Items]
Market price						$ 0.48
Common stock shares issued upon conversion of debt						17,689,085
Shares issued upon exercise of warrants						542,030
Shares issued upon exercise of outstanding options						524,000
Principal and unpaid interest						$ 2,299,581
Promissory Notes [Member]
Short-Term Debt [Line Items]
Market price	$ 0.11		$ 0.11
Common stock shares issued upon conversion of debt			11,604,400
Shares issued upon exercise of warrants			928,352
Debt conversion, description			The 2021 Note carry an interest rate of 10% and is convertible at a fixed exercise price of $0.08/share.
Shares issued upon exercise of outstanding warrants	1,292,030		1,292,030
Additional shares for warrants	1,130,114		1,130,114
2021 Stock Plan [Member]
Short-Term Debt [Line Items]
Stock or options available for grant			26,712,247